Net Other Non-operating Income and Expenses(Table)	12 Months Ended
Dec. 31, 2018
Other Non Operating Income And Expenses Abstract [Abstract]
Schedule Of Other Nonoperating Income Expense Table Text Block [Text Block]

Details of other non-operating income and expenses for the years ended December 31, 2016, 2017 and 2018, are as follows:

	2016		2017		2018
	(In millions of Korean won)
Other non-operating income
Gain on disposal in property and equipment	￦	669	￦	10,867	￦	34,238
Rent received		15,847		32,254		55,321
Gain on bargain purchase		628,614		122,986		—
Gain on sales of disposal group held for sale		—		22,371		118,716
Others		100,409		72,248		37,122

Sub-total		745,539		260,726		245,397

Other non-operating expenses
Loss on disposal in property and equipment		1,835		2,500		6,131
Donation		37,705		54,419		130,249
Restoration cost		2,255		3,465		4,386
Management cost for special bonds		2,024		3,279		3,338
Loss on sales of disposal group held for sale		—		45,764		—
Impairment loss on disposition of disposal group held for sale		—		7,198		—
Impairment loss for goodwill		—		1,202		—
Others		30,851		104,023		91,502

Sub-total		74,670		221,850		235,606

Net other non-operating income	￦	670,869	￦	38,876	￦	9,791